Contingencies (Details) ₪ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)
Other legal matters excluding claims in ordinary course of business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 10
Alleged breaches of competition laws
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				₪ 403	$ 126
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 46
Federal Maritime Commission [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		$ 10	$ 4